RELATED PARTY TRANSACTIONS (Details Narrative 1) - USD ($)			1 Months Ended								9 Months Ended	12 Months Ended
	Dec. 04, 2019	Sep. 03, 2019	Nov. 19, 2019	Nov. 19, 2019	Oct. 21, 2019	Aug. 31, 2019	Jul. 30, 2019	Jun. 19, 2019	Aug. 20, 2018	Jun. 19, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Accrued interest												$ 11,643
Convertible debt											$ 597,410	359,362	$ 790,093
Convertible notes payable													$ 589,812
Number of shares issued											2,047,500
Notes payable											$ 23,403	$ 61,631
Gibbs International Holdings [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)							$ 0.20
Description of conversion terms							The balance of the note as of July 30, 2019, plus accrued interest thereon was $68,350 and were exchanged for 1,102,412 post reverse split shares on November 18, 2019.
Debt conversion, description							The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Bellridge Capital LP [Member] | Debt Purchase Agreement [Member]
Related Party Transactions (Textual)
Interest rate								18.00%
Increase interest rate												10.50%
Debt conversion, description								Terms of a debt purchase agreement entered into with Strategic IR, Bellridge Capital LP acquired an aggregate principal amount of $200,000 plus accrued interest thereon of $3,124 off the $300,000 convertible promissory note originally issued on October 25, 2018, to Labrys Fund LP, with a maturity date of April 25, 2019 and an original coupon of 8% per annum.
West Point Partners, LLC [Member] | Debt Purchase Agreement [Member]
Related Party Transactions (Textual)
Debt conversion, description					Debt purchase agreement with GS Capital Partners, whereby the convertible note in the aggregate principal amount of $96,000 plus accrued interest thereon of $3,745, was acquired for gross proceeds of $99,745. On November 18, 2019, the Company and West Point Partners, LLC entered into an exchange agreement, replacing the existing note with a new note with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.
Convertible Note 3 [Member] | Gibbs International Holdings [Member]
Related Party Transactions (Textual)
Face amount									$ 294,620	$ 50,000
Accrued interest									111,115	2,494
Convertible debt									$ 405,735	$ 52,494
Description of conversion terms									The Company had the right to prepay the note within 180 days without penalties. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company’s common stock at a conversion price equal to 60% of the three lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.	The note was past its maturity date which maturity date has not been extended as yet, and thereby; (i) became immediately due and payable; (ii) can only be amended with the written consent of the holder; and (iii) may be sold, assigned or transferred by the holder without the Company’s consent. The note is currently recorded under current liabilities. The note was convertible into common shares of the Company at a conversion price of $0.20 per share.
Interest rate									8.00%	12.00%
Increase interest rate										15.00%
Debt conversion, description	The Company received conversion notices converting the principal sum of $405,735, a once off penalty of $40,573 and interest thereon of $54,529 into 21,000,000 shares of common stock at a conversion price of $0.0238 thereby extinguishing the note. A loss on conversion of $528,162 was realized.
Notes payable						$ 40,573
Payment of a penalty						10.00%
Convertible Note One [Member] | Bellridge Capital LP [Member]
Related Party Transactions (Textual)
Debt conversion, description				The Company received a notice of conversion from Bellridge Capital LP converting the principal sum of $200,000 and interest thereon of $21,568 into 13,935,112 shares of common stock at a conversion price of $0.0159 per share, thereby extinguishing the note. The Company incurred a loss on conversion of $294,031.
Convertible Note One [Member] | West Point Partners, LLC [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)			$ 0.149	$ 0.149
Accrued interest			$ 26,968
Convertible debt			$ 40,090	$ 40,090
Number of shares issued			1,812,390
Convertible Promissory Note [Member] | West Point Partners, LLC [Member]
Related Party Transactions (Textual)
Face amount		$ 26,527			$ 22,977
Description of conversion terms		The note had a maturity date of September 3, 2020 and a coupon of 8% per annum. The Company has the right to prepay the note provided it makes a prepayment penalty as set forth in the note. The outstanding principal amount of the note is convertible at any time into shares of the Company’s common stock at a conversion price equal to 60% of the average of the lowest two trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.			The GS Capital Partners note dated March 4, 2019. The note had a maturity date of October 21, 2020 and bears interest at 8% per annum. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 62% of the lowest two trading prices during the previous ten trading days.
Convertible Debt [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)												$ 0.20
Convertible Debt [Member] | West Point Partners, LLC [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)			$ 0.149	$ 0.149
Accrued interest			$ 102,039
Convertible debt			$ 151,687	$ 151,687
Number of shares issued			6,857,446
Convertible Note Two [Member] | West Point Partners, LLC [Member]
Related Party Transactions (Textual)
Conversion price (in dollars per share)			$ 0.149	$ 0.149
Accrued interest			$ 23,118
Convertible debt			$ 34,366	$ 34,366
Number of shares issued			1,553,621